Document and Entity Information - USD ($)	12 Months Ended
	Oct. 30, 2016	Dec. 02, 2016	Apr. 24, 2016
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--10-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 10,164,070,958
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Common Stock
Entity Common Stock, Shares Outstanding		528,801,691
Common stock, non-voting
Entity Common Stock, Shares Outstanding		0